Document and Entity Information	0 Months Ended
May 06, 2013
Risk/Return:
Document Type	497
Document Period End Date	May 06, 2013
Registrant Name	MERGER FUND
Central Index Key	0000701804
Amendment Flag	false
Document Creation Date	May 06, 2013
Document Effective Date	May 06, 2013
Prospectus Date	May 01, 2013
The Merger Fund | The Merger Fund
Risk/Return:
Trading Symbol	MERFX